Summary of Significant Accounting Policies - Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Allowance as of January 1,	$ 408	$ 529	$ 579
Provision for doubtful accounts	58
Write-offs of uncollectible receivables		(121)	(50)
Allowance as of December 31,	$ 466	$ 408	$ 529